UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

STATE STREET NAVIGATOR SECURITIES LENDING
GOVERNMENT MONEY MARKET PORTFOLIO
SEMI-ANNUAL REPORT
June 30, 2022

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Semi-Annual Report
June 30, 2022
Table of Contents (Unaudited)

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition*	June 30, 2022
Treasury Repurchase Agreements	80.3%
Government Agency Debt	6.4
Treasury Debt	6.3
Government Agency Repurchase Agreements	3.9
Other Assets in Excess of Liabilities	3.1
Total	100.0%
*	As a percentage of net assets as of the date indicated. The composition will vary over time.

Maturity Ladder*	June 30, 2022
Overnight (1 Day)	83.6%
2 to 30 Days	1.2
31 to 60 Days	0.8
61 to 90 Days	0.8
Over 90 Days	10.5
Total	96.9%
Average days to maturity	1
Weighted average life	31
*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments
June 30, 2022 (Unaudited)
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 6.4%
Aaa, AA+	Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03%(a)	1.785%	07/01/2022	10/12/2023	$ 25,000,000	$ 24,998,525
Aaa, AA+	Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03%(a)	1.786%	07/01/2022	04/03/2023	23,954,000	23,954,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.04%(a)	1.793%	07/01/2022	05/03/2023	31,400,000	31,400,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.01%(a)	1.515%	07/01/2022	09/13/2022	23,100,000	23,099,881
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.02%(a)	1.528%	07/01/2022	07/14/2023	12,000,000	11,999,622
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.02%(a)	1.530%	07/01/2022	10/27/2022	28,500,000	28,499,533
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.02%(a)	1.530%	07/01/2022	12/14/2022	4,687,000	4,686,914
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.02%(a)	1.530%	07/01/2022	03/14/2023	52,831,000	52,826,384
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.02%(a)	1.530%	07/01/2022	08/21/2023	20,000,000	19,999,538
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.03%(a)	1.535%	07/01/2022	01/12/2023	40,000,000	39,998,919
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.05%(a)	1.560%	07/01/2022	05/09/2024	14,800,000	14,800,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.06%(a)	1.565%	07/01/2022	02/09/2023	5,300,000	5,300,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.08%(a)	1.590%	07/01/2022	10/14/2022	26,000,000	26,000,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	1.595%	07/01/2022	10/07/2022	39,500,000	39,500,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	1.520%	07/01/2022	09/06/2022	45,000,000	45,000,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	1.520%	07/01/2022	09/30/2022	42,100,000	42,100,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	1.520%	07/01/2022	10/07/2022	58,900,000	58,900,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	1.520%	07/01/2022	10/17/2022	35,000,000	35,000,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.05%(a)	1.555%	07/01/2022	07/29/2022	50,000,000	50,000,000
TOTAL GOVERNMENT AGENCY DEBT						578,063,316
	TREASURY DEBT — 6.3%
P-1, A-1+	U.S. Treasury Notes, 3 Month USD MMY + 0.02%(a)	1.743%	07/01/2022	01/31/2024	3,190,000	3,191,788
P-1, A-1+	U.S. Treasury Notes, 3 Month USD MMY + 0.03%(a)	1.787%	07/01/2022	07/31/2023	233,530,000	233,535,564
See accompanying notes to financial statements.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT – (continued)
P-1, A-1+	U.S. Treasury Notes, 3 Month USD MMY + 0.03%(a)	1.792%	07/01/2022	04/30/2023	$ 73,936,000	$ 73,939,535
P-1, A-1+	U.S. Treasury Notes, 3 Month USD MMY + 0.04%(a)	1.793%	07/01/2022	10/31/2023	21,400,000	21,400,000
P-1, A-1+	U.S. Treasury Notes, 3 Month USD MMY + 0.05%(a)	1.807%	07/01/2022	01/31/2023	157,870,000	157,891,810
P-1, A-1+	U.S. Treasury Notes, 3 Month USD MMY + 0.06%(a)	1.813%	07/01/2022	07/31/2022	75,000,000	75,000,187
P-1, A-1+	U.S. Treasury Notes, 3 Month USD MMY + 0.06%(a)	1.813%	07/01/2022	10/31/2022	10,950,000	10,951,052
TOTAL TREASURY DEBT						575,909,936
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 3.9%
A-1, 0.80	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 3.500% due 12/01/2044 – 04/01/2045, valued at $255,000,000); expected proceeds $250,010,764	1.550%	07/01/2022	07/01/2022	250,000,000	250,000,000
A-1, 1.55	Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/16/2022 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 3.500% due 09/01/2035 – 04/01/2052, Federal National Mortgage Associations, 2.228% – 4.500% due 01/01/2035 – 03/01/2052, and Government National Mortgage Associations, 3.500% – 4.500% due 10/20/2043 – 03/20/2049, valued at $20,400,000); expected proceeds $20,036,167	1.550%	07/28/2022	07/28/2022	20,000,000	20,000,000
A-1, 0.31	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/16/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.150% – 4.000% due 07/01/2036 – 09/01/2044, Federal National Mortgage Associations, 2.000% – 5.500% due 08/01/2028 – 02/01/2057, and a Government National Mortgage Association, 2.000% due 10/20/2050, valued at $35,700,000); expected proceeds $35,063,700	1.560%	07/28/2022	07/28/2022	35,000,000	35,000,000
See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
A-1, 1.55	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 4.000% due 08/01/2047 – 08/01/2048, and a Federal National Mortgage Association, 4.010% due 01/01/2046, valued at $45,900,000); expected proceeds $45,001,938	1.550%	07/01/2022	07/01/2022	$ 45,000,000	$ 45,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						350,000,000
	TREASURY REPURCHASE AGREEMENTS — 80.3%
A-1+, 0.80	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.500% due 05/15/2023 – 03/31/2024, valued at $7,200,310,076); expected proceeds $7,200,310,000	1.550%	07/01/2022	07/01/2022	7,200,000,000	7,200,000,000
A-1+, 0.80	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by a U.S. Treasury Note, 3.125% due 11/15/2028, valued at $15,300,065); expected proceeds $15,000,646	1.550%	07/01/2022	07/01/2022	15,000,000	15,000,000
A-1, 0.80	Agreement with MUFG Securities, dated 06/30/2022 (collateralized by U.S. Treasury Notes, 0.250% - 2.375% due 03/15/2024 - 05/15/2027, and a U.S. Treasury Bond, 3.125% due 11/15/2041 valued at $55,120,125); expected proceeds $54,000,000	1.550%	07/01/2022	07/01/2022	54,000,000	54,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						7,269,000,000
TOTAL INVESTMENTS –96.9% (Cost $8,772,973,252)(b),(c)						8,772,973,252
Other Assets in Excess of Liabilities —3.1%						283,219,200
NET ASSETS –100.0%						$9,056,192,452

See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Also represents the cost for federal tax purposes.
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
5

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022(Unaudited)

ASSETS
Investments in securities, at value — unaffiliated issuers	$ 1,153,973,252
Repurchase agreements, at amortized cost	7,619,000,000
Total Investments — unaffiliated issuers	8,772,973,252
Cash	281,721,051
Interest receivable — unaffiliated issuers	2,627,735
TOTAL ASSETS	9,057,322,038
LIABILITIES
Advisory fee payable	131,186
Administration fees payable	32,261
Custodian, sub-administration and transfer agent fees payable	23,967
Trustees’ fees and expenses payable	508
Professional fees payable	37,767
Distribution payable	386,750
Accrued expenses and other liabilities	517,147
TOTAL LIABILITIES	1,129,586
NET ASSETS	$ 9,056,192,452
NET ASSETS CONSIST OF:
Paid-in Capital	$ 9,056,179,779
Total distributable earnings (loss)	$ 12,673
NET ASSETS	$ 9,056,192,452
NET ASSET VALUE PER SHARE
Net asset value per share	$ 1.00
Shares outstanding ($0.001 par value)	9,056,169,730
COST OF INVESTMENTS:
Investments at cost	$ 8,772,973,252
See accompanying notes to financial statements.
6

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Month Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$ 20,488,150
EXPENSES
Advisory fees	752,957
Administration fees	32,270
Custodian, sub-administration and transfer agent fees	528,062
Trustees’ fees and expenses	32,131
Professional fees	37,640
Insurance expense	11,210
Miscellaneous expenses	21,434
TOTAL EXPENSES	1,415,704
NET INVESTMENT INCOME (LOSS)	19,072,446
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	7,467
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 19,079,913
See accompanying notes to financial statements.
7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 19,072,446	$ 2,666,406
Net realized gain (loss)	7,467	4,961
Net increase (decrease) in net assets resulting from operations	19,079,913	2,671,367
DISTRIBUTIONS TO SHAREHOLDERS:	(19,072,446)	(2,667,301)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	77,176,643,614	138,888,214,032
Cost of shares redeemed	(75,424,484,217)	(139,007,631,706)
Net increase (decrease) in net assets from beneficial interest transactions	1,752,159,397	(119,417,674)
Net increase (decrease) in net assets during the period	1,752,166,864	(119,413,608)
Net assets at beginning of period	7,304,025,588	7,423,439,196
NET ASSETS AT END OF PERIOD	$ 9,056,192,452	$ 7,304,025,588
SHARES OF BENEFICIAL INTEREST:
Shares sold	77,176,643,614	138,888,214,032
Shares redeemed	(75,424,484,217)	(139,007,631,706)
Net increase (decrease)	1,752,159,397	(119,417,674)
See accompanying notes to financial statements.
8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0021	0.0003	0.0042	0.0218	0.0182	0.0086
Net realized and unrealized gain (loss)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000 (a)
Total from investment operations	0.0021	0.0003	0.0042	0.0218	0.0182	0.0086
Distributions to shareholders from:
Net investment income	(0.0021)	(0.0003)	(0.0042)	(0.0218)	(0.0182)	(0.0086)
Net realized gains	—	—	—	—	—	(0.0000) (a)
Total distributions	(0.0021)	(0.0003)	(0.0042)	(0.0218)	(0.0182)	(0.0086)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return(b)	0.21%	0.03%	0.42%	2.18%	1.84%	0.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,056,192	$7,304,026	$7,423,439	$8,865,068	$6,844,376	$11,724,329
Ratios to average net assets:
Total expenses	0.03% (c)	0.03%	0.03%	0.04%	0.04%	0.04%
Net expenses	0.03% (c)	0.03%	0.03%	0.04%	0.04%	0.03%
Net investment income (loss)	0.44% (c)	0.03%	0.42%	2.18%	1.78%	0.87%
(a)	Amount is less than $0.00005 per share.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements.
9

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements
June 30, 2022 (Unaudited)
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Shares of the Fund are sold in private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee").
The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
10

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•       Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•       Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
11

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
3.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Fund had invested in repurchase agreements with the gross values (principal) of $7,619,000,000 and associated collateral equal to $7,627,730,266.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2023 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Fund's Board.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense
12

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
limitation agreement because the expense is not covered by the agreement. There were no fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2022.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2022, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	2	37.2%
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
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State Street Navigator Securities Lending Trust
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Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
As of June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited)
June 30, 2022 (Unaudited)
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund’s cost in two ways:
•       Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
•       Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Government Money Market Portfolio	0.03%	$1,000.00	$0.15	$1,024.60	$0.15
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Funds voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP filing is available (1) on the SEC’s website at www.sec.gov or (2) by calling 1-877-521-4083 (toll free).
17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1
General Background
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”), pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.
Approval Process
The Board, including the Independent Trustees, met in person on April 6, 2022 and May 11-12, 2022 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and Independent Counsel.
_______________________________________________
1The Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.
To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from Independent Counsel detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request for information to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a Summary of total returns at net asset value (before taxes) for the Fund as of December 31, 2021 for the one-, three-, five- and ten-year periods, with information regarding the total returns at net asset value (before taxes) of comparable accounts; (vii) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2021; (viii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2021; (ix) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (x) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xi) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by
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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
unaffiliated third parties offering the same or similar services; and (xii) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2021, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).
The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.
In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $824 billion in assets under management as of December 31, 2021. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
The Investment Performance of the Trust and SSGA FM
In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a
20

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
Broadridge-generated peer group, consisting of the Fund and 9 other institutional US government money market funds (as classified by Broadridge) with assets ranging from approximately $6.511 billion to approximately $18.855 billion (the “Broadridge Peer Group”), and the Broadridge performance universe, consisting of the Fund and all institutional US government money market funds, regardless of asset size or primary channel of distribution (the “Broadridge Performance Universe”), as well as against an appropriate benchmark constructed by Broadridge for the Fund (the “Lipper Index”). The Board noted that the Fund had outperformed the median of each of the Broadridge Peer Group and the Broadridge Performance Universe for the 1-, 3-, 5- and 10-year periods and also outperformed its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund ranked first overall in performance compared to its Broadridge Peer Group and in the first quintile compared to its Broadridge Peer Group and Broadridge Performance Universe for each period. On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.
The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge expense universe, consisting of the Fund, the Broadridge Peer Group, and all other institutional US government money market funds, excluding outliers (the “Broadridge Expense Universe”). The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest in the Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Expense Universe and that the Fund’s total expense ratio was the lowest in the Broadridge Expense Universe. The Board concluded that the management fees and total expenses of the Fund are reasonable.
Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2021. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.
Economies of Scale
The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.
Other Benefits
21

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.
Approval
The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.
22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO I
SEMI-ANNUAL REPORT
June 30, 2022

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Semi-Annual Report
June 30, 2022
Table of Contents (Unaudited)

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Portfolio Statistics (Unaudited)
Portfolio Composition*	June 30, 2022
Financial Company Commercial Paper	35.4%
Certificates Of Deposit	24.4
Government Agency Repurchase Agreements	12.7
Asset Backed Commercial Paper	10.5
Treasury Repurchase Agreements	9.1
Other Notes	5.7
Other Repurchase Agreements	2.2
Other Assets in Excess of Liabilities	0.0**
Total	100.0%
*	As a percentage of net assets as of the date indicated. The composition will vary over time.
**	Amount shown represents less than 0.05% of net assets.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 10.5%
Anglesea Funding LLC 1.58%, 7/14/2022 (a)	$ 10,000,000	$ 9,993,762
Anglesea Funding LLC 1.60%, 7/5/2022 (a)	10,000,000	10,000,039
Antalis SA 1.13%, 7/8/2022 (a)	5,000,000	4,998,209
Antalis SA 1.59%, 7/1/2022 (a)	5,000,000	4,999,784
Antalis SA 1.72%, 7/28/2022 (a)	5,000,000	4,993,373
Antalis SA 2.35%, 9/22/2022 (a)	5,000,000	4,973,890
Britannia Funding Co. LLC 0.73%, 8/9/2022 (a)	7,000,000	6,985,689
Cancara Asset Securitisation LLC 1.60%, 7/18/2022 (a)	10,000,000	9,991,810
Collateralized Commercial Paper V Co. LLC SOFR + 0.43%, 1.94%, 11/14/2022 (b)	5,000,000	5,000,000
Ionic Capital III Trust 1.65%, 7/20/2022 (a)	5,000,000	4,995,486
Legacy Capital Co. LLC SOFR + 0.35%, 1.86%, 8/11/2022 (b),(c)	7,000,000	7,000,600
LMA-Americas LLC 2.12%, 11/18/2022 (a)	2,500,000	2,472,309
Mountcliff Funding LLC SOFR + 0.24%, 1.76%, 8/4/2022 (b),(c)	10,000,000	10,000,387
Ridgefield Funding Co. LLC 0.19%, 7/6/2022 (a)	5,000,000	4,998,666
Ridgefield Funding Co. LLC 1.68%, 9/12/2022 (a)	2,500,000	2,488,936
		93,892,940
CERTIFICATES OF DEPOSIT — 24.4%
Bank of Montreal 0.19%, 7/5/2022 (a)	5,000,000	4,999,032
Bank of Montreal SOFR + 0.15%, 1.66%, 9/29/2022 (b)	6,000,000	5,997,236
Bank of Nova Scotia 0.20%, 9/21/2022 (a)	5,000,000	4,978,245
Bank of Nova Scotia 0.90%, 7/5/2022 (a)	8,000,000	7,999,241
Bank of Nova Scotia SOFR + 0.14%, 1.65%, 8/23/2022 (b)	1,750,000	1,749,607
Barclays Bank PLC 2.23%, 12/1/2022 (a)	5,000,000	4,990,569
Canadian Imperial Bank of Commerce SOFR + 0.16%, 1.67%, 9/7/2022 (b)	5,000,000	4,998,808
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Canadian Imperial Bank of Commerce SOFR + 0.30%, 1.81%, 1/6/2023 (b)	$ 5,000,000	$ 4,995,539
Citibank NA 2.67%, 3/3/2023 (a)	4,500,000	4,485,361
Citibank NA 3.00%, 12/27/2022 (a)	10,000,000	9,994,559
Cooperatieve Rabobank UA SOFR + 0.17%, 1.68%, 9/7/2022 (b)	1,700,000	1,699,600
Cooperatieve Rabobank UA SOFR + 0.17%, 1.68%, 9/8/2022 (b)	2,000,000	1,999,522
Cooperatieve Rabobank UA SOFR + 0.40%, 1.91%, 12/1/2022 (b)	5,000,000	4,999,936
Credit Agricole Corporate & Investment Bank SA 1.56%, 8/12/2022 (a)	2,500,000	2,499,408
Credit Agricole Corporate & Investment Bank SA 1.79%, 9/21/2022 (a)	7,000,000	6,994,709
Credit Industriel et Commercial SOFR + 0.13%, 1.64%, 7/6/2022 (b)	5,000,000	5,000,081
Credit Industriel et Commercial SOFR + 0.17%, 1.68%, 8/8/2022 (b)	9,000,000	8,999,549
Credit Industriel et Commercial SOFR + 0.35%, 1.86%, 10/12/2022 (b)	2,000,000	1,999,901
Goldman Sachs Bank USA SOFR + 0.19%, 1.68%, 7/18/2022 (b)	3,500,000	3,500,077
Goldman Sachs Bank USA SOFR + 0.20%, 1.71%, 8/15/2022 (b)	6,000,000	5,999,653
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.18%, 1.69%, 8/8/2022 (b)	5,000,000	4,999,628
Mizuho Bank, Ltd. SOFR + 0.29%, 1.81%, 7/26/2022 (b)	5,000,000	5,000,396
MUFG Bank Ltd. SOFR + 0.19%, 1.70%, 8/16/2022 (b)	8,000,000	7,999,766
MUFG Bank, Ltd. SOFR + 0.45%, 1.96%, 11/21/2022 (b)	10,000,000	10,000,273
Nordea Bank Abp SOFR + 0.16%, 1.68%, 8/15/2022 (b)	8,000,000	7,999,282
Nordea Bank Abp SOFR + 0.42%, 1.96%, 12/1/2022 (b)	5,000,000	4,998,851
Nordea Bank Abp SOFR + 0.50%, 2.02%, 2/27/2023 (b)	10,000,000	9,998,554
Norinchukin Bank 1.30%, 7/15/2022 (a)	3,500,000	3,499,589
Norinchukin BK NY BR SOFR + 0.29%, 1.80%, 7/28/2022 (b)	5,250,000	5,250,326
Oversea-Chinese Banking Corp., Ltd. SOFR + 0.43%, 1.95%, 12/12/2022 (b)	3,500,000	3,498,792
Royal Bank of Canada 0.21%, 10/3/2022 (a)	5,000,000	4,971,994
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Royal Bank of Canada SOFR + 0.16%, 1.67%, 8/12/2022 (b)	$ 5,000,000	$ 4,999,565
Sumitomo Mitsui Banking Corp. SOFR + 0.16%, 1.67%, 7/11/2022 (b)	2,300,000	2,300,059
Sumitomo Mitsui Banking Corp. SOFR + 0.21%, 1.72%, 10/11/2022 (b)	2,300,000	2,299,015
Sumitomo Mitsui Banking Corp. SOFR + 0.45%, 1.96%, 9/6/2022 (b)	2,500,000	2,500,597
Sumitomo Mitsui Banking Corp. SOFR + 0.45%, 1.96%, 12/5/2022 (b)	5,000,000	4,998,493
Sumitomo Mitsui Banking Corp. SOFR + 0.50%, 2.01%, 9/23/2022 (b)	5,000,000	5,002,022
Svenska Handelsbanken SOFR + 0.15%, 1.67%, 8/8/2022 (b)	5,000,000	4,999,642
Svenska Handelsbanken SOFR + 0.17%, 1.69%, 9/9/2022 (b)	6,000,000	5,998,182
Svenska Handelsbanken SOFR + 0.21%, 1.73%, 7/7/2022 (b)	5,000,000	4,999,814
Svenska Handelsbanken SOFR + 0.45%, 1.97%, 4/4/2023 (b)	4,250,000	4,244,000
Swedbank AB 1.59%, 9/6/2022 (a)	5,000,000	4,996,379
Toronto-Dominion Bank 2.00%, 2/28/2023 (a)	5,000,000	4,997,836
		219,433,688
FINANCIAL COMPANY COMMERCIAL PAPER — 35.4%
Australia & New Zealand Banking Group, Ltd. SOFR + 0.36%, 1.87%, 10/27/2022 (b),(c)	2,750,000	2,750,281
Australia & New Zealand Banking Group, Ltd. SOFR + 0.40%, 1.91%, 12/1/2022 (b),(c)	2,750,000	2,749,510
Bank of Montreal 1.63%, 7/19/2022 (a)	5,000,000	4,995,812
Bank of Montreal 2.02%, 1/5/2023 (a)	12,000,000	12,000,000
Bank of Nova Scotia SOFR + 0.15%%, 1.66%, 10/28/2022 (b)	5,000,000	4,995,688
Bank of Nova Scotia SOFR + 0.52%, 2.03%, 1/30/2023 (b),(c)	10,000,000	10,000,353
Barclays Bank PLC 1.58%, 7/6/2022 (a)	10,000,000	9,997,806
BNG Bank NV 1.57%, 7/5/2022 (a)	5,000,000	4,998,916
BNG Bank NV 1.57%, 7/6/2022 (a)	25,000,000	24,993,475
Caisse d'Amortissement de la Dette Sociale 1.25%, 7/28/2022 (a)	8,000,000	7,989,341
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Canadian Imperial Bank of Commerce SOFR + 0.18%, 1.69%, 9/22/2022 (b),(c)	$ 7,000,000	$ 7,000,162
DnB Bank ASA SOFR + 0.13%, 1.64%, 7/8/2022 (b),(c)	7,000,000	6,999,993
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 1.06%, 7/12/2022 (a)	5,000,000	4,997,323
HSBC Bank PLC SOFR + 0.21%, 1.73%, 10/13/2022 (b),(c)	7,000,000	6,996,538
HSBC Bank PLC SOFR + 0.21%, 1.73%, 10/14/2022 (b),(c)	5,000,000	5,000,000
HSBC Bank PLC SOFR + 0.25%, 1.77%, 2/10/2023 (b),(c)	4,000,000	3,992,801
HSBC Bank PLC SOFR + 0.50%, 2.02%, 2/27/2023 (b),(c)	4,250,000	4,248,213
HSBC Bank PLC SOFR + 0.55%, 2.07%, 3/16/2023 (b),(c)	3,500,000	3,499,124
ING U.S. Funding LLC 1.08%, 7/28/2022 (a)	5,000,000	4,993,428
Kingdom of the Netherlands 1.56%, 7/5/2022 (a)	10,000,000	9,997,893
Landesbank Baden-Wuerttemberg 1.59%, 7/1/2022 (a)	10,000,000	10,000,008
Landesbank Baden-Wuerttemberg 1.59%, 7/5/2022 (a)	5,000,000	4,999,988
Landesbank Baden-Wuerttemberg 1.64%, 7/28/2022 (a)	5,000,000	4,993,272
Lloyds Bank PLC 1.34%, 7/25/2022 (a)	5,500,000	5,493,606
Macquarie Bank Ltd. SOFR + 0.23%, 1.75%, 8/4/2022 (b),(c)	7,000,000	7,000,087
Mitsubishi UFJ Trust & Banking Corp. 1.60%, 8/22/2022 (a)	2,000,000	1,994,373
National Australia Bank Ltd. SOFR + 0.14%, 1.65%, 8/24/2022 (b),(c)	1,500,000	1,499,673
National Australia Bank, Ltd SOFR + 0.42%, 1.93%, 12/8/2022 (b),(c)	1,750,000	1,749,711
National Australia Bank, Ltd SOFR + 0.48%, 1.99%, 12/29/2022 (b),(c)	10,000,000	10,000,000
National Bank of Canada SOFR + 0.15%, 1.66%, 7/13/2022 (b),(c)	3,000,000	3,000,029
NRW Bank 1.53%, 7/5/2022 (a)	10,000,000	9,997,944
NRW Bank 1.54%, 7/6/2022 (a)	20,000,000	19,995,050
Oversea-Chinese Banking Corp., Ltd. SOFR + 0.20%%, 1.76%, 10/21/2022 (b),(c)	5,000,000	4,996,304
Royal Bank of Canada SOFR + 0.51%, 2.02%, 1/6/2023 (b)	10,000,000	9,999,107
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Royal Bank of Canada SOFR + 0.51%, 2.03%, 1/4/2023 (b),(c)	$ 12,000,000	$ 12,000,000
Skandinaviska Enskilda Banken AB SOFR + 0.30%, 1.82%, 9/6/2022 (b),(c)	5,000,000	4,999,782
Skandinaviska Enskilda Banken AB 1.83%, 10/5/2022 (a)	5,000,000	4,970,455
Sumitomo Mitsui Trust Bank, Ltd. 1.55%, 7/5/2022 (a)	10,000,000	9,999,998
Swedbank AB 1.07%, 7/27/2022 (a)	5,000,000	4,994,094
Toronto Dominion Bank 2.00%, 3/29/2023 (b)	5,000,000	4,996,971
Toyota Finance Australia, Ltd. 1.78%, 9/6/2022 (a)	6,000,000	5,976,891
UBS AG SOFR + 0.51%, 1.76%, 2/17/2023 (b),(c)	3,250,000	3,248,220
United Overseas Bank Ltd. SOFR + 0.18%, 1.69%, 9/7/2022 (b),(c)	7,000,000	6,997,595
United Overseas Bank, Ltd. 1.63%, 7/29/2022 (a)	2,250,000	2,246,928
Westpac Banking Corp. 1.03%, 7/19/2022 (a)	5,000,000	4,995,693
Westpac Banking Corp. SOFR + 0.14%, 1.65%, 8/10/2022 (b),(c)	7,000,000	6,999,329
Westpac Banking Corp. SOFR + 0.40%, 1.91%, 11/23/2022 (b),(c)	2,250,000	2,249,827
Westpac Banking Corp. SOFR + 0.50%, 2.01%, 3/24/2023 (a),(b),(c)	5,000,000	4,997,167
		318,588,759
OTHER NOTES — 5.7%
Abu Dhabi International Bank 1.57%, 7/1/2022 (a)	6,298,000	6,298,000
Bank of America NA 2.06%, 7/6/2023 (a)	7,000,000	7,000,020
KBC Bank NV 1.57%, 7/1/2022 (a)	15,000,000	15,000,000
Mizuho Bank, Ltd. 1.57%, 7/1/2022 (a)	20,000,000	20,000,000
Toyota Motor Credit Corp. SOFR + 0.28%, 1.80%, 12/14/2022 (b)	2,500,000	2,495,881
		50,793,901
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 12.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various U.S. Government Obligations, 1.179% – 5.191% due 08/16/2043 – 08/20/2070, valued at $16,200,000); expected proceeds $15,000,646 1.55%, 7/1/2022	15,000,000	15,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Government Obligations, 3.000% – 6.000% due 07/01/2025 – 01/01/2052, and a U.S. Treasury Bill, 0.000% due 12/29/2022, valued at $35,700,053); expected proceeds $35,001,488
1.53%, 7/1/2022	$ 35,000,000	$ 35,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various U.S. Government Obligations, 0.132% – 1.503% due 03/16/2063 – 10/16/2063, valued at $25,750,165); expected proceeds $25,007,535 1.55%, 7/7/2022	25,000,000	25,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various U.S. Government Obligations, 0.782% – 1.503% due 09/16/2063 – 01/16/2064, valued at $14,424,166); expected proceeds $14,000,595 1.53%, 7/1/2022	14,000,000	14,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various U.S. Government Obligations, 3.500% – 4.500% due 02/01/2040 – 12/01/2047, valued at $25,500,000); expected proceeds $25,001,076 1.55%, 7/1/2022	25,000,000	25,000,000
		114,000,000
TREASURY REPURCHASE AGREEMENTS — 9.1%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Bills, 0.000% due 09/29/2022 – 12/01/2022, a U.S. Treasury Bond, 4.250% due 11/15/2040, a U.S. Treasury Inflation Index Bond, 0.625% due 02/15/2043, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2024 – 04/15/2027, U.S. Treasury Notes, 1.875% due 02/28/2027 – 02/15/2032, and a U.S. Treasury Strip, 0.000% due 02/15/2026, valued at $76,500,002); expected proceeds $75,003,063 1.47%, 7/1/2022	75,000,000	75,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2022 (collateralized by a U.S. Treasury Bill, 0.000% due 10/06/2022, a U.S. Treasury Strip, 0.000% due 02/15/2027, a Common Stock, and various Corporate Bonds, 0.000% – 6.500% due 07/18/2022 – 01/01/2999, valued at $7,622,853); expected proceeds $7,002,219 1.63%, 7/6/2022	7,000,000	7,000,000
		82,000,000
OTHER REPURCHASE AGREEMENTS — 2.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/03/2022 (collateralized by various Common Stocks, and a Corporate Bond, 6.750% due 04/16/2040, valued at $5,400,000); expected proceeds $5,033,386 2.05%, 10/21/2022 (d)	5,000,000	5,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Common Stocks, valued at $6,480,001); expected proceeds $6,000,287 1.72%, 7/1/2022	6,000,000	6,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2022 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2027, and various Corporate Bonds, 0.000% – 3.875% due 01/05/2023 – 01/01/2999, valued at $2,109,536); expected proceeds $2,000,091
1.63%, 7/1/2022	$ 2,000,000	$ 2,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2022 (collateralized by a Common Stock, and various Corporate Bonds, 1.750% – 7.750% due 10/15/2024 – 02/08/2061, valued at $2,151,817); expected proceeds $2,000,634 1.63%, 7/6/2022	2,000,000	2,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/17/2022 (collateralized by various Common Stocks, and a Corporate Bond, 0.750% due 05/15/2023, valued at $5,400,058); expected proceeds $5,031,072 1.88%, 10/14/2022 (d)	5,000,000	5,000,000
		20,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $898,908,435)		898,709,288
TOTAL INVESTMENTS — 100.0% (Cost $898,908,435)		898,709,288
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(e)		284,514
NET ASSETS — 100.0%		$898,993,802
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.6% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Illiquid security. These securities represent $10,000,000 or 1.1% of net assets as of June 30, 2022.
(e)	Amount is less than 0.05% of net assets.
Abbreviations:
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$ —	$ 898,709,288	$ —	$ 898,709,288
TOTAL INVESTMENTS	$ —	$ 898,709,288	$ —	$ 898,709,288
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022(Unaudited)

ASSETS
Investments in securities, at value — unaffiliated issuers	$ 682,709,288
Repurchase agreements, at amortized cost	216,000,000
Total Investments — unaffiliated issuers	898,709,288
Cash	523
Interest receivable — unaffiliated issuers	402,855
Receivable from Adviser (Note 4)	19,098
TOTAL ASSETS	899,131,764
LIABILITIES
Advisory fee payable	15,643
Administration fees payable	2,818
Custodian, sub-administration and transfer agent fees payable	12,490
Trustees’ fees and expenses payable	19
Professional fees payable	22,654
Distribution payable	40,943
Accrued expenses and other liabilities	43,395
TOTAL LIABILITIES	137,962
NET ASSETS	$ 898,993,802
NET ASSETS CONSIST OF:
Paid-in Capital	$ 899,224,787
Total distributable earnings (loss)	$ (230,985)
NET ASSETS	$ 898,993,802
NET ASSET VALUE PER SHARE
Net asset value per share	$ 1.00
Shares outstanding ($0.001 par value)	899,224,788
COST OF INVESTMENTS:
Investments at cost	$ 898,908,435
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF OPERATIONS
For the Six Month Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$ 2,045,883
EXPENSES
Advisory fees	88,723
Administration fees	2,662
Custodian, sub-administration and transfer agent fees	54,353
Trustees’ fees and expenses	12,096
Professional fees	37,435
Insurance expense	731
Miscellaneous expenses	1,502
TOTAL EXPENSES	197,502
Expenses waived/reimbursed by the Adviser (Note 4)	(48,448)
NET EXPENSES	149,054
NET INVESTMENT INCOME (LOSS)	1,896,829
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	14,397
Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(166,983)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(152,586)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 1,744,243
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,896,829	$ 622,442
Net realized gain (loss)	14,397	7,452
Net change in unrealized appreciation/depreciation	(166,983)	(51,473)
Net increase (decrease) in net assets resulting from operations	1,744,243	578,421
DISTRIBUTIONS TO SHAREHOLDERS:	(1,896,476)	(622,795)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,304,125,538	3,931,901,778
Cost of shares redeemed	(3,985,660,537)	(3,752,081,010)
Net increase (decrease) in net assets from beneficial interest transactions	318,465,001	179,820,768
Net increase (decrease) in net assets during the period	318,312,768	179,776,394
Net assets at beginning of period	580,681,034	400,904,640
NET ASSETS AT END OF PERIOD	$ 898,993,802	$ 580,681,034
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,304,125,539	3,931,901,778
Shares redeemed	(3,985,660,537)	(3,752,081,010)
Net increase (decrease)	318,465,002	179,820,768
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0026	0.0011	0.0076	0.0243	0.0206	0.0119
Net realized and unrealized gain (loss)	(0.0001)	0.0001	(0.0007)	(0.0004)	0.0003	(0.0002)
Total from investment operations	0.0025	0.0012	0.0069	0.0239	0.0209	0.0117
Distributions to shareholders from:
Net investment income	(0.0025)	(0.0012)	(0.0069)	(0.0239)	(0.0209)	(0.0117)
Net realized gains	—	—	—	—	—	(0.0000) (b)
Total distributions	(0.0025)	(0.0012)	(0.0069)	(0.0239)	(0.0209)	(0.0117)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return(c)	0.25%	0.12%	0.70%	2.42%	2.11%	1.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$898,994	$580,681	$400,905	$774,348	$1,081,086	$1,924,795
Ratios to average net assets:
Total expenses	0.06% (d)	0.06%	0.06%	0.05%	0.05%	0.06%
Net expenses	0.04% (d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	0.53% (d)	0.12%	0.76%	2.43%	2.05%	1.19%
Portfolio turnover rate	—% (e)(f)	—% (f)	—% (f)	—% (f)	—% (f)	—% (f)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounted to 0% as the Fund only invested in short term investments.
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements
June 30, 2022 (Unaudited)
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•       Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•       Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•       Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•       Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Fund had invested in repurchase agreements with the gross values (principal) of $216,000,000 and associated collateral equal to $223,238,651.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2023 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Fund's Board. For the period ended June 30, 2022, SSGA FM waived $48,448.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2022, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	3	89.92%
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$898,908,435	$6,550	$205,697	$(199,147)
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited)
June 30, 2022 (Unaudited)
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund’s cost in two ways:
•       Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
•       Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio I	0.04%	$1,002.50	$0.20	$1,024.60	$0.20
(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund’s proxy voting policies and procedures that are used by the Fund’s investment Adviser to vote proxies relating to Fund’s portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-877-521-4083 (toll free).

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1
General Background
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Portfolio I (the “Fund”), pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.
Approval Process
The Board, including the Independent Trustees, met in person on April 6, 2022 and May 11-12, 2022 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting.
_______________________________________________
1The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.
To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from Independent Counsel detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request for information to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio II and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2021; (vii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2021; (viii) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (ix) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (x) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
offering the same or similar services; and (xi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2021, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).
The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.
In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $824 billion in assets under management as of December 31, 2021. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
The Investment Performance of the Trust and SSGA FM
In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
Broadridge-generated peer group, consisting of the Fund and 12 other ultra-short obligation funds (as classified by Broadridge) with assets ranging from approximately $109.8 million to approximately $1.090 billion (the “Broadridge Peer Group”), and the Broadridge performance universe, consisting of the Fund and all retail and institutional ultra-short obligation funds, regardless of asset size or primary channel of distribution (the “Broadridge Performance Universe”), as well as against an appropriate benchmark constructed by Broadridge for the Fund (the “Lipper Index”). The Board noted that the Fund underperformed the median of the Broadridge Peer Group for the 1-, 3- and 5-year periods. The Board also noted that the Fund outperformed the median of the Broadridge Performance Universe for the 1-year period and underperformed the median of the Broadridge Performance Universe for the 3- and 5-year periods. The Board additionally noted that the Fund had outperformed its Lipper Index for the 1-year period and underperformed its Lipper Index for the 3- and 5-year periods. The Board also took into account management’s discussion of the Fund’s performance. On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.
The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge expense universe, consisting of the Fund, the Broadridge Peer Group, and all other institutional ultra-short obligation funds, excluding outliers (the “Broadridge Expense Universe”). The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Expense Universe. The Board also noted that the Fund’s actual management fees and total expense ratio were the lowest in the Broadridge Peer Group and Broadridge Expense Universe. The Board concluded that the management fees and total expenses of the Fund are reasonable.
Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2021. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.
Economies of Scale
The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
Other Benefits
In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.
Approval
The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO II
SEMI-ANNUAL REPORT
June 30, 2022

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Semi-Annual Report
June 30, 2022
Table of Contents (Unaudited)

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Portfolio Statistics (Unaudited)
Portfolio Composition*	June 30, 2022
Certificates Of Deposit	39.9%
Financial Company Commercial Paper	24.3
Asset Backed Commercial Paper	12.9
Other Notes	10.8
Government Agency Repurchase Agreements	5.4
Other Repurchase Agreements	4.5
Treasury Repurchase Agreements	2.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%
*	As a percentage of net assets as of the date indicated. The composition will vary over time.
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 12.9%
Anglesea Funding LLC 1.26%, 7/8/2022	105,000,000	$ 104,963,040
Antalis SA 1.13%, 7/8/2022	78,000,000	77,972,059
Antalis SA 1.70%, 9/1/2022	41,240,000	41,094,144
Antalis SA 1.72%, 7/28/2022	20,000,000	19,973,493
Atlantic Asset Securitization LLC 0.43%, 7/13/2022 (a)	30,000,000	29,982,656
Barton Capital SA 1.77%, 9/6/2022	50,000,000	49,797,984
Britannia Funding Co. LLC 0.73%, 8/9/2022 (a)	64,000,000	63,869,156
Ionic Capital II Trust 1.71%, 7/26/2022 (b)	25,000,000	25,001,210
Legacy Capital Co. LLC 1.95%, 10/6/2022	50,000,000	49,662,036
Liberty Street Funding LLC 1.12%, 7/25/2022 (a)	50,000,000	49,942,048
LMA-Americas LLC 1.57%, 7/1/2022	30,000,000	29,998,687
Matchpoint Finance PLC 1.00%, 7/1/2022 (a)	43,000,000	42,998,144
Mountcliff Funding LLC SOFR + 0.24%, 1.76%, 8/4/2022 (b),(c)	50,000,000	50,001,932
Mountcliff Funding LLC SOFR + 0.50%, 2.02%, 10/3/2022 (b),(c)	45,000,000	45,000,000
Mountcliff Funding LLC SOFR + 0.50%, 2.02%, 10/4/2022 (b),(c)	25,000,000	25,006,506
Mountcliff Funding LLC SOFR + 0.50%, 2.02%, 10/7/2022 (b),(c)	70,000,000	70,000,000
Regatta Funding Co. LLC 1.25%, 7/22/2022 (a)	60,000,000	59,984,442
Ridgefield Funding Co. LLC 0.19%, 7/6/2022 (a)	50,000,000	49,986,658
		885,234,195
CERTIFICATES OF DEPOSIT — 39.9%
Bank of Montreal 0.19%, 7/5/2022 (a)	50,000,000	49,990,320
Bank of Montreal SOFR + 0.15%, 1.66%, 8/2/2022 (b)	25,000,000	24,998,973
Bank of Montreal SOFR + 0.15%, 1.66%, 9/29/2022 (b)	15,000,000	14,993,090
Bank of Nova Scotia 0.20%, 9/21/2022 (a)	73,000,000	72,682,378
See accompanying notes to financial statements.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Bank of Nova Scotia 0.20%, 9/28/2022 (a)	$ 25,000,000	$ 24,879,192
Bank of Nova Scotia 0.90%, 7/5/2022 (a)	76,000,000	75,992,785
Bank of Nova Scotia SOFR + 0.14%, 1.65%, 8/23/2022 (b)	19,250,000	19,245,675
Bank of Nova Scotia SOFR + 0.25%, 1.76%, 2/17/2023 (b)	25,000,000	24,954,868
Barclays Bank PLC SOFR + 0.23%, 1.77%, 10/21/2022 (b)	50,000,000	49,968,081
Barclays Bank PLC SOFR + 0.44%, 1.96%, 11/3/2022 (b)	75,000,000	74,995,281
Barclays Bank PLC 2.23%, 12/1/2022	75,000,000	74,858,536
BNP Paribas SA SOFR + 0.15%, 1.66%, 7/15/2022 (b)	50,000,000	50,000,810
BNP Paribas SA SOFR + 0.46%, 1.97%, 9/23/2022 (b)	75,000,000	75,030,404
Canadian Imperial Bank of Commerce SOFR + 0.16%, 1.67%, 9/7/2022 (b)	35,000,000	34,991,659
Canadian Imperial Bank of Commerce SOFR + 0.25%, 1.76%, 2/14/2023 (b)	25,000,000	24,956,918
Canadian Imperial Bank of Commerce SOFR + 0.30%, 1.81%, 1/6/2023 (b)	25,000,000	24,977,697
Citibank NA 2.67%, 3/3/2023	50,000,000	49,837,346
Cooperatieve Rabobank UA SOFR + 0.17%, 1.68%, 9/7/2022 (b)	16,900,000	16,896,021
Cooperatieve Rabobank UA SOFR + 0.17%, 1.68%, 9/8/2022 (b)	16,000,000	15,996,177
Cooperatieve Rabobank UA SOFR + 0.42%, 1.93%, 12/30/2022 (b)	9,000,000	8,996,816
Credit Agricole Corporate & Investment Bank SA 1.56%, 8/12/2022	30,500,000	30,492,780
Credit Agricole Corporate & Investment Bank SA 1.79%, 9/21/2022	50,000,000	49,962,210
Credit Industriel et Commercial SOFR + 0.13%, 1.64%, 7/6/2022 (b)	75,000,000	75,001,221
Credit Industriel et Commercial SOFR + 0.17%, 1.68%, 8/8/2022 (b)	75,000,000	74,996,245
Credit Suisse AG 1.52%, 8/9/2022	60,000,000	59,980,892
Credit Suisse AG SOFR + 0.32%, 1.58%, 7/8/2022 (b)	45,000,000	45,001,638
Goldman Sachs Bank USA SOFR + 0.19%, 1.68%, 7/18/2022 (b)	34,000,000	34,000,749
Goldman Sachs Bank USA SOFR + 0.20%, 1.71%, 8/15/2022 (b)	69,000,000	68,996,007
See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
KBC Bank NV 1.56%, 7/1/2022	$ 50,000,000	$ 50,000,019
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.18%, 1.69%, 8/8/2022 (b)	50,000,000	49,996,275
Mizuho Bank Ltd. SOFR + 0.16%, 1.68%, 7/20/2022 (b)	50,000,000	49,999,757
Mizuho Bank, Ltd. 1.20%, 7/21/2022	60,000,000	59,984,446
Mizuho Bank, Ltd. SOFR + 0.29%, 1.81%, 7/26/2022 (b)	50,000,000	50,003,955
MUFG Bank Ltd. SOFR + 0.19%, 1.70%, 8/16/2022 (b)	90,000,000	89,997,363
MUFG Bank Ltd. SOFR + 0.19%, 1.71%, 7/28/2022 (b)	50,000,000	49,999,490
Nordea Bank Abp SOFR + 0.16%, 1.68%, 8/15/2022 (b)	75,000,000	74,993,269
Nordea Bank Abp SOFR + 0.42%, 1.96%, 12/7/2022 (b)	75,000,000	74,980,075
Nordea Bank Abp SOFR + 0.50%, 2.02%, 2/27/2023 (b)	55,000,000	54,992,048
Nordea Bank Abp SOFR + 0.54%, 2.05%, 9/21/2022 (b)	44,500,000	44,527,701
Nordea Bank Abp SOFR + 0.55%, 2.09%, 9/19/2022 (b)	25,000,000	25,015,901
Norinchukin Bank 1.30%, 7/15/2022	43,500,000	43,494,895
Norinchukin BK NY BR SOFR + 0.29%, 1.80%, 7/28/2022 (b)	61,500,000	61,503,814
Oversea-Chinese Banking Corp., Ltd. SOFR + 0.43%, 1.95%, 12/12/2022 (b)	47,000,000	46,983,784
Royal Bank of Canada SOFR + 0.16%, 1.67%, 8/12/2022 (b)	75,000,000	74,993,475
Standard Chartered Bank SOFR + 0.17%, 1.68%, 8/1/2022 (b)	23,000,000	22,999,366
Standard Chartered Bank SOFR + 0.40%, 1.91%, 10/21/2022 (b)	40,000,000	40,001,017
Sumitomo Mitsui Banking Corp. 1.15%, 7/18/2022 (a)	75,000,000	74,982,789
Sumitomo Mitsui Banking Corp. SOFR + 0.16%, 1.67%, 7/11/2022 (b)	23,000,000	23,000,589
Sumitomo Mitsui Banking Corp. SOFR + 0.18%, 1.72%, 8/5/2022 (b)	43,000,000	42,998,957
Sumitomo Mitsui Banking Corp. SOFR + 0.21%, 1.72%, 10/11/2022 (b)	23,000,000	22,990,153
Sumitomo Mitsui Banking Corp. SOFR + 0.38%, 1.92%, 10/7/2022 (b)	30,000,000	30,002,374
Sumitomo Mitsui Banking Corp. SOFR + 0.45%, 1.96%, 9/6/2022 (b)	22,000,000	22,005,258
See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Banking Corp. SOFR + 0.50%, 2.01%, 9/23/2022 (b)	$ 18,500,000	$ 18,507,483
Svenska Handelsbanken SOFR + 0.15%, 1.67%, 8/8/2022 (b)	90,000,000	89,993,547
Svenska Handelsbanken SOFR + 0.17%, 1.69%, 9/9/2022 (b)	43,000,000	42,986,970
Svenska Handelsbanken SOFR + 0.21%, 1.73%, 7/7/2022 (b)	40,000,000	39,998,516
Svenska Handelsbanken SOFR + 0.45%, 1.97%, 4/4/2023 (b)	45,500,000	45,435,768
Westpac Banking Corp. SOFR + 0.13%, 1.67%, 7/15/2022 (b)	13,000,000	13,000,024
Westpac Banking Corp. SOFR + 0.20%, 1.74%, 1/20/2023 (b)	50,000,000	49,904,843
		2,727,948,690
FINANCIAL COMPANY COMMERCIAL PAPER — 24.3%
Australia & New Zealand Banking Group, Ltd. SOFR + 0.36%, 1.87%, 10/27/2022 (b),(c)	33,250,000	33,253,401
Bank of Montreal 1.63%, 7/19/2022	75,000,000	74,937,181
Bank of Montreal SOFR + 0.15%, 1.66%, 7/14/2022 (b)	42,000,000	42,000,000
Bank of Nova Scotia SOFR + 0.53%, 2.04%, 3/24/2023 (b),(c)	25,000,000	24,986,563
BNP Paribas SA SOFR + 0.29%, 1.80%, 7/22/2022 (b)	50,000,000	50,003,338
Canadian Imperial Bank of Commerce SOFR + 0.18%, 1.69%, 9/22/2022 (b),(c)	43,000,000	43,000,995
Commonwealth Bank of Australia SOFR + 0.17%, 1.68%, 8/17/2022 (b),(c)	12,900,000	12,898,517
DnB Bank ASA SOFR + 0.13%, 1.64%, 7/8/2022 (b),(c)	93,000,000	92,999,909
DnB Bank ASA SOFR + 0.57%, 2.08%, 9/28/2022 (b),(c)	85,000,000	85,060,001
DNB Bank ASA SOFR + 0.43%, 1.94%, 4/5/2023 (b),(c)	30,500,000	30,466,489
HSBC Bank PLC SOFR + 0.21%, 1.73%, 10/13/2022 (b),(c)	78,000,000	77,961,423
HSBC Bank PLC SOFR + 0.21%, 1.73%, 10/14/2022 (b),(c)	40,000,000	40,000,000
HSBC Bank PLC SOFR + 0.22%, 1.74%, 11/21/2022 (b),(c)	25,000,000	24,979,285
HSBC Bank PLC SOFR + 0.25%, 1.77%, 2/10/2023 (b),(c)	23,000,000	22,958,603
HSBC Bank PLC SOFR + 0.55%, 2.07%, 3/16/2023 (b),(c)	40,500,000	40,489,864
See accompanying notes to financial statements.
5

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
ING U.S. Funding LLC 1.08%, 7/28/2022 (a)	$ 25,000,000	$ 24,967,139
Landesbank Baden-Wuerttemberg 1.64%, 7/28/2022	50,000,000	49,932,722
Lloyds Bank PLC 1.34%, 7/27/2022	69,000,000	68,912,853
Macquarie Bank Ltd. 1.06%, 7/5/2022 (a)	35,000,000	34,992,120
Macquarie Bank Ltd. SOFR + 0.23%, 1.75%, 8/4/2022 (b),(c)	43,000,000	43,000,534
Macquarie Bank, Ltd. SOFR + 0.40%, 1.92%, 10/6/2022 (b),(c)	50,000,000	50,013,918
National Australia Bank Ltd. SOFR + 0.14%, 1.65%, 8/24/2022 (b),(c)	16,000,000	15,996,507
National Australia Bank Ltd. SOFR + 0.37%, 1.88%, 10/3/2022 (b),(c)	45,250,000	45,253,206
National Australia Bank Ltd. SOFR + 0.48%, 1.99%, 11/28/2022 (b),(c)	22,750,000	22,755,409
National Australia Bank, Ltd SOFR + 0.42%, 1.93%, 12/8/2022 (b),(c)	20,750,000	20,746,575
National Bank of Canada SOFR + 0.15%, 1.66%, 7/13/2022 (b),(c)	30,000,000	30,000,289
Royal Bank of Canada SOFR + 0.44%, 1.95%, 12/20/2022 (b),(c)	90,000,000	89,972,302
Skandinaviska Enskilda Banken AB 1.83%, 10/5/2022	25,000,000	24,852,277
Toronto Dominion Bank 1.71%, 11/1/2022 (b)	50,000,000	49,978,787
Toronto Dominion Bank 2.00%, 3/29/2023 (b)	40,000,000	39,975,764
Toyota Finance Australia, Ltd. 1.78%, 9/6/2022	68,000,000	67,738,102
UBS AG SOFR + 0.19%, 1.70%, 7/13/2022 (b),(c)	50,000,000	50,000,505
United Overseas Bank Ltd. SOFR + 0.18%, 1.69%, 9/7/2022 (b),(c)	50,000,000	49,982,823
Westpac Banking Corp. 1.03%, 7/21/2022 (a)	43,000,000	42,958,838
Westpac Banking Corp. 1.09%, 7/27/2022 (a)	45,000,000	44,943,739
Westpac Banking Corp. SOFR + 0.14%, 1.65%, 8/10/2022 (b),(c)	75,000,000	74,992,810
Westpac Banking Corp. SOFR + 0.50%, 2.01%, 3/21/2023 (b),(c)	25,000,000	24,986,533
		1,662,949,321
See accompanying notes to financial statements.
6

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES — 10.8%
Abu Dhabi International Bank 1.57%, 7/1/2022	219,060,000	$ 219,060,000
Bank of America NA 2.06%, 7/6/2023	75,000,000	75,000,222
ING Bank NV 1.59%, 7/1/2022	75,000,000	75,000,000
KBC Bank NV 1.57%, 7/1/2022	50,000,000	50,000,000
Mizuho Bank, Ltd. 1.57%, 7/1/2022	150,000,000	150,000,000
Royal Bank of Canada 1.57%, 7/1/2022	50,000,000	50,000,000
Toronto-Dominion Bank 1.58%, 7/7/2022	100,000,000	100,000,000
Toyota Motor Credit Corp. SOFR + 0.28%, 1.80%, 12/14/2022 (b)	20,000,000	19,967,046
		739,027,268
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 5.4%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various U.S. Government Obligations, 0.000% – 5.180% due 06/25/2029 – 03/25/2050, and various Corporate Bonds, 0.000% due 07/05/2022 – 11/22/2022, valued at $129,663,516); expected proceeds $122,005,422 1.60%, 7/1/2022	122,000,000	122,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various U.S. Government Obligations, 2.000% – 3.500% due 11/25/2033 – 07/25/2051, valued at $135,000,000); expected proceeds $125,005,382 1.55%, 7/1/2022	125,000,000	125,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Government Obligations, 2.500% – 3.000% due 01/01/2051 – 01/01/2052, and a U.S. Treasury Note, 2.750% due 02/15/2024, valued at $102,000,071); expected proceeds $100,004,250 1.53%, 7/1/2022	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Federal National Mortgage Associations Strips, 4.500% – 5.500% due 07/01/2037 – 10/01/2039, and U.S. Government Obligations, 0.000% – 7.000% due 01/01/2026 – 07/01/2052, valued at $25,500,000); expected proceeds $25,001,076 1.55%, 7/1/2022	25,000,000	25,000,000
		372,000,000
TREASURY REPURCHASE AGREEMENTS — 2.1%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by U.S. Treasury Bonds, 2.250% – 3.000% due 02/15/2048 – 02/15/2052, U.S. Treasury Inflation Index Notes, 0.250% – 0.625% due 01/15/2025 – 07/15/2029, U.S. Treasury Notes, 0.125% – 2.250% due 01/31/2023 – 09/30/2027, and U.S. Treasury Strips, 0.000% due 02/15/2029 – 11/15/2037, valued at $51,000,015); expected proceeds $50,002,042 1.47%, 7/1/2022	50,000,000	50,000,000
See accompanying notes to financial statements.
7

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/13/2022 (collateralized by U.S. Treasury Bonds, 1.250% – 2.375% due 05/15/2050 – 05/15/2051, and a Corporate Bond, 8.000% due 05/31/2026, valued at $35,746,873); expected proceeds $35,115,053
1.87%, 8/10/2022	$ 35,000,000	$ 35,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2022 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 0.625% due 04/15/2023 – 01/15/2024, and U.S. Treasury Notes, 2.000% – 2.750% due 02/15/2023 – 05/31/2023, valued at $31,620,085); expected proceeds $31,206,994 2.02%, 10/7/2022	31,000,000	31,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various U.S. Government Obligations, 0.855% – 5.000% due 01/20/2050 – 05/16/2050, valued at $25,754,822); expected proceeds $25,001,063 1.53%, 7/1/2022	25,000,000	25,000,000
		141,000,000
OTHER REPURCHASE AGREEMENTS — 4.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/03/2022 (collateralized by various Common Stocks, and a Corporate Bond, 7.750% due 06/15/2023, valued at $43,197,445); expected proceeds $40,267,089 2.05%, 10/21/2022	40,000,000	40,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2022 (collateralized by various U.S. Government Obligations, 0.458% – 1.740% due 06/20/2071 – 01/20/2072, and various Corporate Bonds, 0.450% – 6.221% due 09/21/2022 – 06/15/2033, valued at $31,346,656); expected proceeds $30,136,500 1.82%, 9/8/2022	30,000,000	30,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2022 (collateralized by U.S. Treasury Notes, 0.125% – 0.625% due 03/31/2023 – 05/15/2030, U.S. Treasury Strips, 0.000% due 11/15/2027 – 08/15/2028, a Common Stock, and various Corporate Bonds, 0.000% – 9.750% due 09/20/2022 – 01/01/2999, valued at $26,213,184); expected proceeds $25,007,924 1.63%, 7/1/2022	25,000,000	25,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2022 (collateralized by a Common Stock, and various Corporate Bonds, 0.000% – 5.100% due 09/29/2022 – 10/16/2044, valued at $86,041,767); expected proceeds $82,025,989 1.63%, 7/6/2022	82,000,000	82,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/17/2022 (collateralized by various Common Stocks, valued at $54,000,000); expected proceeds $50,310,722 1.88%, 10/14/2022	50,000,000	50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2022 (collateralized by various Corporate Bonds, 0.250% – 8.150% due 03/01/2023 – 09/12/2046, valued at $27,078,741); expected proceeds $25,073,750 1.77%, 8/23/2022	25,000,000	25,000,000
See accompanying notes to financial statements.
8

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2022 (collateralized by various Corporate Bonds, 3.625% – 6.250% due 03/15/2023 – 05/15/2032, valued at $60,651,337); expected proceeds $53,002,414
1.64%, 7/1/2022	$ 53,000,000	$ 53,000,000
		305,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,835,021,701)		6,833,159,474
TOTAL INVESTMENTS — 99.9% (Cost $6,835,021,701)		6,833,159,474
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,966,456
NET ASSETS — 100.0%		$6,837,125,930
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 18.1% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$ —	$ 6,833,159,474	$ —	$ 6,833,159,474
TOTAL INVESTMENTS	$ —	$ 6,833,159,474	$ —	$ 6,833,159,474
See accompanying notes to financial statements.
9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2022(Unaudited)

ASSETS
Investments in securities, at value — unaffiliated issuers	$ 6,015,159,474
Repurchase agreements, at amortized cost	818,000,000
Total Investments — unaffiliated issuers	6,833,159,474
Cash	223
Interest receivable — unaffiliated issuers	4,972,760
TOTAL ASSETS	6,838,132,457
LIABILITIES
Advisory fee payable	170,852
Administration fees payable	28,698
Custodian, sub-administration and transfer agent fees payable	18,169
Trustees’ fees and expenses payable	409
Professional fees payable	36,020
Distribution payable	301,435
Accrued expenses and other liabilities	450,944
TOTAL LIABILITIES	1,006,527
NET ASSETS	$ 6,837,125,930
NET ASSETS CONSIST OF:
Paid-in Capital	$ 6,838,945,352
Total distributable earnings (loss)	$ (1,819,422)
NET ASSETS	$ 6,837,125,930
NET ASSET VALUE PER SHARE
Net asset value per share	$ 1.00
Shares outstanding ($0.001 par value)	6,838,945,353
COST OF INVESTMENTS:
Investments at cost	$ 6,835,021,701
See accompanying notes to financial statements.
10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENT OF OPERATIONS
For the Six Month Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$ 22,553,878
EXPENSES
Advisory fees	946,213
Administration fees	28,386
Custodian, sub-administration and transfer agent fees	462,014
Trustees’ fees and expenses	26,842
Professional fees	29,852
Insurance expense	8,494
Miscellaneous expenses	18,029
TOTAL EXPENSES	1,519,830
NET INVESTMENT INCOME (LOSS)	21,034,048
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	20,011
Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(1,610,495)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,590,484)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 19,443,564
See accompanying notes to financial statements.
11

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 21,034,048	$ 8,260,869
Net realized gain (loss)	20,011	17,138
Net change in unrealized appreciation/depreciation	(1,610,495)	(518,744)
Net increase (decrease) in net assets resulting from operations	19,443,564	7,759,263
DISTRIBUTIONS TO SHAREHOLDERS:	(21,034,048)	(8,260,869)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	45,102,716,137	66,535,622,600
Cost of shares redeemed	(42,676,789,462)	(68,746,553,557)
Net increase (decrease) in net assets from beneficial interest transactions	2,425,926,675	(2,210,930,957)
Net increase (decrease) in net assets during the period	2,424,336,191	(2,211,432,563)
Net assets at beginning of period	4,412,789,739	6,624,222,302
NET ASSETS AT END OF PERIOD	$ 6,837,125,930	$ 4,412,789,739
SHARES OF BENEFICIAL INTEREST:
Shares sold	45,102,716,137	66,535,622,600
Shares redeemed	(42,676,789,461)	(68,746,553,557)
Net increase (decrease)	2,425,926,676	(2,210,930,957)
See accompanying notes to financial statements.
12

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 12/10/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0027	0.0014	0.0064	0.0218	0.0015
Net realized and unrealized gain (loss)	(0.0001)	(0.0001)	0.0005	0.0018	0.0000 (b)
Total from investment operations	0.0026	0.0013	0.0069	0.0236	0.0015
Distributions to shareholders from:
Net investment income	(0.0026)	(0.0013)	(0.0069)	(0.0236)	(0.0015)
Total distributions	(0.0026)	(0.0013)	(0.0069)	(0.0236)	(0.0015)
Net asset value, end of period(a)	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return(c)	0.26%	0.13%	0.69%	2.38%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,837,126	$4,412,790	$6,624,222	$5,217,032	$ 496,232
Ratios to average net assets:
Total expenses	0.04% (d)	0.04%	0.04%	0.04%	0.18% (d)
Net expenses	0.04% (d)	0.04%	0.04%	0.04%	0.04% (d)
Net investment income (loss)	0.55% (d)	0.14%	0.64%	2.21%	2.63% (d)
Portfolio turnover rate	—% (e)(f)	—% (f)	—% (f)	—% (f)	—% (e)(f)
*	Inception and commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio Turnover percentage amounted to 0% as the Fund only invested in short term investments.
See accompanying notes to financial statements.
13

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements
June 30, 2022 (Unaudited)
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio II (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•       Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•       Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•       Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
15

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
3.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2022, the Fund had invested in repurchase agreements with the gross values (principal) of $818,000,000 and associated collateral equal to $864,814,514.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2023 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with approval of the Fund's Board.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund.
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
5.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$6,835,021,701	$—	$1,862,227	$(1,862,227)
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely
17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
June 30, 2022 (Unaudited)
affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Portfolio's investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited)
June 30, 2022 (Unaudited)
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund’s cost in two ways:
•       Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
•       Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio II	0.04%	$1,002.60	$0.20	$1,024.60	$0.20
(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2020 through December 31, 2021. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investment is filed with the SEC an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedule of Investment is available upon request, without charge, by calling 1-866-787-2257 (toll free).
20

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1
General Background
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Portfolio II (the “Fund”), pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.
Approval Process
The Board, including the Independent Trustees, met in person on April 6, 2022 and May 11-12, 2022 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the
_______________________________________________
1The Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.
To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from Independent Counsel detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request letter from Independent Counsel to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2021; (vii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2021; (viii) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (ix) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (x) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (xi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2021, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment
22

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).
The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.
In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $824 billion in assets under management as of December 31, 2021. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
The Investment Performance of the Trust and SSGA FM
In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 12 other ultra-short obligation funds (as classified by Broadridge) with assets ranging from approximately $2.320 billion to approximately $8.018 billion (the “Broadridge Peer Group”), and the Broadridge performance universe, consisting of the Fund and all retail and institutional ultra-short obligation funds, regardless of asset size or primary channel of distribution (the “Broadridge
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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
Performance Universe”), and noted that the Fund had outperformed the median of each of the Broadridge Peer Group and the Broadridge Performance Universe for the 1-year period and underperformed the median of each of the Broadridge Peer Group and Broadridge Performance Universe for the 3-year period. The Board also noted that the Fund had outperformed its Lipper Index for the 1-year period and underperformed its Lipper Index for the 3-year period. The Board also took into account management’s discussion of the Fund’s performance. On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.
The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge expense universe, consisting of the Fund, the Broadridge Peer Group, and all other institutional ultra-short obligation funds, excluding outliers (the “Broadridge Expense Universe”). The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Expense Universe. The Board also noted that the Fund’s actual management fees and total expense ratio were the lowest in the Broadridge Peer Group and the Fund’s total expense ratio was the lowest in the Broadridge Expense Universe. The Board concluded that the management fees and total expenses of the Fund are reasonable.
Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2021. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.
Economies of Scale
The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.
Other Benefits
In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM
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State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
June 30, 2022 (Unaudited)
or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.
Approval
The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.
25

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 7, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 7, 2022